Lease Liabilities - Summary of Lease Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance, January 1	$ 57,014	$ 61,926
Acquisitions (Note 7)	39,845	0
Additions	9,977	9,721
Lease interest	3,398	3,029
Payments made against lease liabilities	(19,156)	(17,244)
Currency translation effects and other	1,955	(418)
Closing balance	93,033	57,014
Current portion of lease liabilities	20,125	13,906
Non-current portion of lease liabilities	$ 72,908	$ 43,108